Lease agreements - Right-of-use assets - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 6,263	€ 6,349	€ 6,347
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	8,187	7,042
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(1,748)	(550)
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(176)	(143)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,789	4,834
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	6,071
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(1,106)
Land and buildings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(176)
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,308	1,359
Network infrastructure [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,802
Network infrastructure [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(494)
IFRS Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	29	33
IFRS Technology Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	116
IFRS Technology Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(87)
IFRS Technology Equipment [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	137	€ 122
Other right-of-use assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	198
Other right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(61)
Other right-of-use assets [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 0